Summary of Significant Accounting Policies - Additional information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Finance lease liability	$ 0
Asset retirement obligations	0	$ 0
Derivative instruments designated as hedges	$ 0	$ 0